Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,486,045)	$ (3,349,778)	$ (3,681,389)	$ (3,495,481)
Adjustment to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,090,183	1,003,070		727,979
Amortization of debt issuance costs and accretion of debt discount	37,822	17,165		13,949
Non-cash lease expense	2,331	317		6,608
Extinguishment of PPP loan
Goodwill impairment				593,790
Stock compensation expense	667,373	1,063,777		1,047,376
Common stock issuable				822,116
Shares issued pursuant to earn-out agreement		(300,000)
Change in operating assets and liabilities:
Accounts payables and other accrued liabilities	(314,045)	208,471		54,572
Accounts receivable	(87,058)	46,299		(103,822)
Accounts receivable, related parties	(7,131)	7,131		(7,131)
Note receivables				(3,825)
Other receivables	3,825	6,271		9,035
Other payables	(112)	44,901		(8,591)
Other non-current assets	(14,992)	(195,924)		1,800
Prepaid expense and other current assets	(196,471)	(5,772)		(32,309)
Net cash used in operating activities	(1,304,320)	(1,454,072)	(468,465)	(373,934)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in NSURE, Inc.		(1,350,000)
Acquisition of business, net of cash acquired	(1,608,586)	(801,966)		(11,317,325)
Purchase of property and equipment	(24,257)			(562,327)
Purchase of intangibles	(331,054)
Net cash used in investing activities	(1,963,897)	(2,151,966)		(11,879,652)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings of debt				7,982,005
Principal repayments of debt	(663,907)	(245,178)		(209,985)
Debt issuance costs				(216,125)
Loans acquired through acquisitions				19,401
Loans acquired through acquisitions, related parties				210
Proceeds from PPP loan		673,700
Principal repayments of PPP loan		(165,000)
Issuance of loans payables, related parties
Proceeds from loans payable, related parties	2,931	1,651,815		3,366,542
Payment of notes payable
Payments of loans payable, related parties	(504,899)	(165,980)
Payments on earn-out liability	(452,236)
Proceeds of notes payable, related parties				(866,447)
Issuance of common stock	10,496,221	1,866,667		2,568,364
Net cash provided by financing activities	8,878,110	3,616,024		12,643,965
Net increase in cash and restricted cash	5,609,893	9,986		390,379
Cash and restricted cash at beginning of year	529,581	491,585	491,585	101,206
Cash and restricted cash at end of year	6,139,474	501,571	529,581	491,585
SUPPLEMENTAL DISCLOSURE OF CASH AND NON-CASH TRANSACTIONS:
Conversion of preferred stock into common stock	339,264	6,088		10,000
Cash paid for interest	350,175	90,580		414,645
Acquisition of lease asset and liability				684,083
Cancellation of common stock shares pursuant to settlement agreement		576		576
Cancellation of common stock shares pursuant to issuance of common stock for acquisition of FIS				2,846
Transfer of common stock shares to Reliance Global Holdings, LLC pursuant to transfer of ownership of SWMT and FIS				14,839
Assumed earn-out liability pursuant to the issuance of shares in regard to the SWMT, FIS, and ABC Transactions				2,850,050
Acquisition of loan payable, related party, pursuant to the purchase of software from The Referral Depot, LLC				200,000
Common stock issued pursuant to acquisition	50,000
Lease assets obtained in exchange for lease liabilities	861,443	461,504
Conversion of debt into equity	3,800,000
Common stock issued in lieu of services	91,050
Issuance of common stock pursuant to the purchase of software from The Referral Depot, LLC	340,000
Previously Reported [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			(3,699,005)
Adjustment to reconcile net income to net cash used in operating activities:
Depreciation and amortization			1,325,338
Amortization of debt issuance costs and accretion of debt discount			22,887
Non-cash lease expense			396
Extinguishment of PPP loan			(508,700)
Goodwill impairment
Stock compensation expense			1,471,068
Common stock issuable
Change in operating assets and liabilities:
Accounts payables and other accrued liabilities			990,356
Accounts receivable			(132,829)
Accounts receivable, related parties			7,131
Note receivables
Other receivables			6,332
Other payables			54,149
Other non-current assets			184
Prepaid expense and other current assets			(5,772)
Net cash used in operating activities			(468,465)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in NSURE, Inc.			(1,350,000)
Acquisition of business, net of cash acquired			(596,194)
Purchase of property and equipment
Net cash used in investing activities			(1,946,194)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings of debt
Principal repayments of debt			(455,132)
Debt issuance costs
Loans acquired through acquisitions
Loans acquired through acquisitions, related parties
Proceeds from PPP loan			673,700
Principal repayments of PPP loan			(165,000)
Issuance of loans payables, related parties
Proceeds from loans payable, related parties
Payment of notes payable			(242,371)
Proceeds of notes payable, related parties			1,441,458
Issuance of common stock			1,200,000
Net cash provided by financing activities			2,452,655
Net increase in cash and restricted cash			37,996
Cash and restricted cash at beginning of year	$ 529,581	$ 491,585	491,585
Cash and restricted cash at end of year			529,581	$ 491,585
SUPPLEMENTAL DISCLOSURE OF CASH AND NON-CASH TRANSACTIONS:
Conversion of preferred stock into common stock
Cash paid for interest			80,826
Acquisition of lease asset and liability			133,204
Cancellation of common stock shares pursuant to settlement agreement
Cancellation of common stock shares pursuant to issuance of common stock for acquisition of FIS
Transfer of common stock shares to Reliance Global Holdings, LLC pursuant to transfer of ownership of SWMT and FIS
Assumed earn-out liability pursuant to the issuance of shares in regard to the SWMT, FIS, and ABC Transactions
Acquisition of loan payable, related party, pursuant to the purchase of software from The Referral Depot, LLC
Common stock issued pursuant to acquisition			$ 500,000